Fair values of financial instruments not carried at fair value (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2022
Assets
Trading assets	148,156	66,218	2,976	217,350
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,558	15,252	15,063	45,873
Derivatives	2,556	258,256	2,111	262,923
Financial investments	191,631	82,237	2,709	276,577
Liabilities
Trading liabilities	60,623	19,595	351	80,569
Financial liabilities designated at fair value	1,135	116,406	8,465	126,006
Derivatives	2,758	246,391	2,320	251,469

At 31 Dec 2021
Assets
Trading assets	180,423	65,757	2,662	248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	17,937	17,629	14,238	49,804
Derivatives	2,783	191,621	2,478	196,882
Financial investments	247,745	97,838	3,389	348,972
Liabilities
Trading liabilities	63,437	20,682	785	84,904
Financial liabilities designated at fair value	1,379	136,243	7,880	145,502
Derivatives	1,686	186,290	3,088	191,064

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2022
Transfers from Level 1 to Level 2	2,407	1,937	538	—	55	—	—
Transfers from Level 2 to Level 1	4,066	3,488	99	—	203	—	—

At 31 Dec 2021
Transfers from Level 1 to Level 2	8,477	6,553	1,277	103	181	—	212
Transfers from Level 2 to Level 1	6,007	4,132	768	—	638	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	647	90	14,704	—	15,441	91	—	—	91
Asset-backed securities	468	114	29	—	611	—	—	—	—
Structured notes	—	—	—	—	—	—	8,465	—	8,465
Derivatives with monolines	—	—	—	—	—	—	—	—	—
Other derivatives	—	—	—	2,111	2,111	—	—	2,320	2,320
Other portfolios	1,594	2,772	330	—	4,696	260	—	—	260
At 30 Jun 2022	2,709	2,976	15,063	2,111	22,859	351	8,465	2,320	11,136

Private equity including strategic investments	544	2	13,732	—	14,278	9	—	—	9
Asset-backed securities	1,008	132	1	—	1,141	—	—	—	—
Structured notes	—	—	—	—	—	—	7,879	—	7,879
Other derivatives	—	—	—	2,478	2,478	—	—	3,088	3,088
Other portfolios	1,837	2,528	505	—	4,870	776	1	—	777
At 31 Dec 2021	3,389	2,662	14,238	2,478	22,767	785	7,880	3,088	11,753

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	3,389	2,662	14,238	2,478	785	7,880	3,088
Total gains/(losses) recognised in profit or loss	(7)	(22)	310	408	(45)	(1,103)	165
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(22)	—	408	(45)	—	165
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	310	—	—	(1,103)	—
– gains less losses from financial investments held at fair value through other comprehensive income	(7)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(287)	(165)	(336)	(191)	(12)	(398)	(231)
– financial investments: fair value losses	(140)	—	—	—	—	(18)	—
– exchange differences	(147)	(165)	(336)	(191)	(12)	(380)	(231)
Purchases	506	1,026	1,707	—	13	—	—
New issuances	—	—	—	—	4	2,511	—
Sales	(186)	(698)	(299)	—	(95)	(22)	—
Settlements	(273)	(373)	(561)	(509)	(636)	(723)	(580)
Transfers out	(501)	(287)	(36)	(290)	(7)	(549)	(437)
Transfers in	68	833	40	215	344	869	315
At 30 Jun 2022	2,709	2,976	15,063	2,111	351	8,465	2,320
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2022	—	(37)	291	929	1	423	3,494
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(37)	—	929	1	—	3,494
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	291	—	—	423	—

At 1 Jan 2021	3,654	2,499	11,477	2,670	162	5,306	4,188
Total gains/(losses) recognised in profit or loss	2	(155)	1,038	195	15	(456)	466
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(155)	—	195	15	—	466
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,038	—	—	(456)	—
– gains less losses from financial investments held at fair value through other comprehensive income	2	—	—	—	—	—	—
Total losses recognised in other comprehensive income (‘OCI’)	(391)	23	(114)	23	(3)	2	29
– financial investments: fair value losses	(360)	—	—	—	—	—	—
– exchange differences	(31)	23	(114)	23	(3)	2	29
Purchases	390	1,094	1,631	—	482	—	—
New issuances	—	—	—	—	24	2,725	—
Sales	(214)	(244)	(499)	—	—	—	—
Settlements	(177)	(494)	(436)	(359)	(8)	(896)	(1,537)
Transfers out	(311)	(512)	(159)	(126)	(1)	(339)	(221)
Transfers in	290	298	50	274	186	895	496
At 30 Jun 2021	3,243	2,509	12,988	2,677	857	7,237	3,421
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2021	—	(99)	885	175	2	106	(4)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(99)	—	175	2	—	(4)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	885	—	—	106	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jul 2021	3,243	2,509	12,988	2,677	857	7,237	3,421
Total gains recognised in profit or loss	(12)	(223)	715	2,042	1	(380)	2,117
– net income from financial instruments held for trading or managed on a fair value basis	—	(223)	—	2,042	1	—	2,117
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	715	—	—	(380)	—
– gains less losses from financial investments held at fair value through other comprehensive income	(12)	—	—	—	—	—	—
Total gains recognised in other comprehensive income (‘OCI’)	(130)	(41)	(171)	(50)	(5)	(63)	(55)
– financial investments: fair value gains	(68)	—	—	—	—	—	—
– exchange differences	(62)	(41)	(171)	(50)	(5)	(63)	(55)
Purchases	635	894	2,061	—	532	1	—
New issuances	—	—	—	—	11	3,244	—
Sales	(366)	(229)	(717)	—	(4)	(27)	—
Settlements	(159)	(253)	(613)	(1,988)	(673)	(2,026)	(2,425)
Transfers out	(72)	(515)	(25)	(292)	(6)	(365)	(513)
Transfers in	250	520	—	89	72	259	543
At 31 Dec 2021	3,389	2,662	14,238	2,478	785	7,880	3,088
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2021	—	(309)	1,509	1,298	—	166	(969)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(309)	—	1,298	—	—	(969)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,509	—	—	166	—

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2022		At 31 Dec 2021
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	96,429	96,445	83,136	83,293
Loans and advances to customers	1,028,356	1,021,944	1,045,814	1,044,575
Reverse repurchase agreements – non-trading	244,451	244,381	241,648	241,652
Financial investments – at amortised cost	154,219	148,456	97,302	102,267
Liabilities
Deposits by banks	105,275	105,197	101,152	101,149
Customer accounts	1,651,301	1,651,234	1,710,574	1,710,733
Repurchase agreements – non-trading	129,707	129,705	126,670	126,670
Debt securities in issue	87,944	85,581	78,557	79,243
Subordinated liabilities	20,711	21,683	20,487	26,206

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2022
Assets
Trading assets	148,156	66,218	2,976	217,350
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,558	15,252	15,063	45,873
Derivatives	2,556	258,256	2,111	262,923
Financial investments	191,631	82,237	2,709	276,577
Liabilities
Trading liabilities	60,623	19,595	351	80,569
Financial liabilities designated at fair value	1,135	116,406	8,465	126,006
Derivatives	2,758	246,391	2,320	251,469

At 31 Dec 2021
Assets
Trading assets	180,423	65,757	2,662	248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	17,937	17,629	14,238	49,804
Derivatives	2,783	191,621	2,478	196,882
Financial investments	247,745	97,838	3,389	348,972
Liabilities
Trading liabilities	63,437	20,682	785	84,904
Financial liabilities designated at fair value	1,379	136,243	7,880	145,502
Derivatives	1,686	186,290	3,088	191,064

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2022
Transfers from Level 1 to Level 2	2,407	1,937	538	—	55	—	—
Transfers from Level 2 to Level 1	4,066	3,488	99	—	203	—	—

At 31 Dec 2021
Transfers from Level 1 to Level 2	8,477	6,553	1,277	103	181	—	212
Transfers from Level 2 to Level 1	6,007	4,132	768	—	638	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	647	90	14,704	—	15,441	91	—	—	91
Asset-backed securities	468	114	29	—	611	—	—	—	—
Structured notes	—	—	—	—	—	—	8,465	—	8,465
Derivatives with monolines	—	—	—	—	—	—	—	—	—
Other derivatives	—	—	—	2,111	2,111	—	—	2,320	2,320
Other portfolios	1,594	2,772	330	—	4,696	260	—	—	260
At 30 Jun 2022	2,709	2,976	15,063	2,111	22,859	351	8,465	2,320	11,136

Private equity including strategic investments	544	2	13,732	—	14,278	9	—	—	9
Asset-backed securities	1,008	132	1	—	1,141	—	—	—	—
Structured notes	—	—	—	—	—	—	7,879	—	7,879
Other derivatives	—	—	—	2,478	2,478	—	—	3,088	3,088
Other portfolios	1,837	2,528	505	—	4,870	776	1	—	777
At 31 Dec 2021	3,389	2,662	14,238	2,478	22,767	785	7,880	3,088	11,753

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	3,389	2,662	14,238	2,478	785	7,880	3,088
Total gains/(losses) recognised in profit or loss	(7)	(22)	310	408	(45)	(1,103)	165
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(22)	—	408	(45)	—	165
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	310	—	—	(1,103)	—
– gains less losses from financial investments held at fair value through other comprehensive income	(7)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(287)	(165)	(336)	(191)	(12)	(398)	(231)
– financial investments: fair value losses	(140)	—	—	—	—	(18)	—
– exchange differences	(147)	(165)	(336)	(191)	(12)	(380)	(231)
Purchases	506	1,026	1,707	—	13	—	—
New issuances	—	—	—	—	4	2,511	—
Sales	(186)	(698)	(299)	—	(95)	(22)	—
Settlements	(273)	(373)	(561)	(509)	(636)	(723)	(580)
Transfers out	(501)	(287)	(36)	(290)	(7)	(549)	(437)
Transfers in	68	833	40	215	344	869	315
At 30 Jun 2022	2,709	2,976	15,063	2,111	351	8,465	2,320
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2022	—	(37)	291	929	1	423	3,494
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(37)	—	929	1	—	3,494
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	291	—	—	423	—

At 1 Jan 2021	3,654	2,499	11,477	2,670	162	5,306	4,188
Total gains/(losses) recognised in profit or loss	2	(155)	1,038	195	15	(456)	466
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(155)	—	195	15	—	466
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,038	—	—	(456)	—
– gains less losses from financial investments held at fair value through other comprehensive income	2	—	—	—	—	—	—
Total losses recognised in other comprehensive income (‘OCI’)	(391)	23	(114)	23	(3)	2	29
– financial investments: fair value losses	(360)	—	—	—	—	—	—
– exchange differences	(31)	23	(114)	23	(3)	2	29
Purchases	390	1,094	1,631	—	482	—	—
New issuances	—	—	—	—	24	2,725	—
Sales	(214)	(244)	(499)	—	—	—	—
Settlements	(177)	(494)	(436)	(359)	(8)	(896)	(1,537)
Transfers out	(311)	(512)	(159)	(126)	(1)	(339)	(221)
Transfers in	290	298	50	274	186	895	496
At 30 Jun 2021	3,243	2,509	12,988	2,677	857	7,237	3,421
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2021	—	(99)	885	175	2	106	(4)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(99)	—	175	2	—	(4)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	885	—	—	106	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jul 2021	3,243	2,509	12,988	2,677	857	7,237	3,421
Total gains recognised in profit or loss	(12)	(223)	715	2,042	1	(380)	2,117
– net income from financial instruments held for trading or managed on a fair value basis	—	(223)	—	2,042	1	—	2,117
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	715	—	—	(380)	—
– gains less losses from financial investments held at fair value through other comprehensive income	(12)	—	—	—	—	—	—
Total gains recognised in other comprehensive income (‘OCI’)	(130)	(41)	(171)	(50)	(5)	(63)	(55)
– financial investments: fair value gains	(68)	—	—	—	—	—	—
– exchange differences	(62)	(41)	(171)	(50)	(5)	(63)	(55)
Purchases	635	894	2,061	—	532	1	—
New issuances	—	—	—	—	11	3,244	—
Sales	(366)	(229)	(717)	—	(4)	(27)	—
Settlements	(159)	(253)	(613)	(1,988)	(673)	(2,026)	(2,425)
Transfers out	(72)	(515)	(25)	(292)	(6)	(365)	(513)
Transfers in	250	520	—	89	72	259	543
At 31 Dec 2021	3,389	2,662	14,238	2,478	785	7,880	3,088
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2021	—	(309)	1,509	1,298	—	166	(969)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(309)	—	1,298	—	—	(969)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,509	—	—	166	—

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2022		At 31 Dec 2021
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	96,429	96,445	83,136	83,293
Loans and advances to customers	1,028,356	1,021,944	1,045,814	1,044,575
Reverse repurchase agreements – non-trading	244,451	244,381	241,648	241,652
Financial investments – at amortised cost	154,219	148,456	97,302	102,267
Liabilities
Deposits by banks	105,275	105,197	101,152	101,149
Customer accounts	1,651,301	1,651,234	1,710,574	1,710,733
Repurchase agreements – non-trading	129,707	129,705	126,670	126,670
Debt securities in issue	87,944	85,581	78,557	79,243
Subordinated liabilities	20,711	21,683	20,487	26,206